Total Equity - Other Components of Equity (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Components of Equity
Equity at beginning of period	€ 25,515	€ 25,515	€ 25,573	€ 26,383	€ 23,285
Other comprehensive income for items that will be reclassified to profit or loss, net of tax		898		(2,816)	777
Equity at end of period	25,573	28,877	28,877	25,515	26,383
Adoption of IFRS 9
Other Components of Equity
Adoption of IFRS	(25)
Other Components of Equity
Other Components of Equity
Equity at beginning of period	508	508	347	3,345	2,561
Other comprehensive income for items that will be reclassified to profit or loss, net of tax			887	(2,838)	785
Equity at end of period	347	1,234	1,234	508	3,345
Other Components of Equity | Adoption of IFRS 9
Other Components of Equity
Adoption of IFRS	(160)
Exchange differences
Other Components of Equity
Equity at beginning of period	330	330	330	3,062	2,222
Other comprehensive income for items that will be reclassified to profit or loss, net of tax			910	(2,732)	839
Equity at end of period	330	1,239	1,239	330	3,062
Exchange differences | Adoption of IFRS 9
Other Components of Equity
Adoption of IFRS	0
Available-for-sale financial assets
Other Components of Equity
Equity at beginning of period	157	157	0	292	336
Other comprehensive income for items that will be reclassified to profit or loss, net of tax			0	(135)	(43)
Equity at end of period	0	0	0	157	292
Available-for-sale financial assets | Adoption of IFRS 9
Other Components of Equity
Adoption of IFRS	(158)
Reserve of cash flow hedges
Other Components of Equity
Equity at beginning of period	21	21	18	(8)	3
Other comprehensive income for items that will be reclassified to profit or loss, net of tax			(23)	29	(11)
Equity at end of period	18	€ (5)	€ (5)	€ 21	€ (8)
Reserve of cash flow hedges | Adoption of IFRS 9
Other Components of Equity
Adoption of IFRS	€ (3)